Average Annual Total Returns - First Trust Indxx NextG ETF	First Trust Indxx NextG ETF 1 Year	First Trust Indxx NextG ETF 5 Years	First Trust Indxx NextG ETF Since Inception	First Trust Indxx NextG ETF Inception Date	First Trust Indxx NextG ETF After tax on distributions 1 Year	First Trust Indxx NextG ETF After tax on distributions 5 Years	First Trust Indxx NextG ETF After tax on distributions Since Inception	First Trust Indxx NextG ETF After tax on distributions and sale of fund shares 1 Year	First Trust Indxx NextG ETF After tax on distributions and sale of fund shares 5 Years	First Trust Indxx NextG ETF After tax on distributions and sale of fund shares Since Inception	Indxx 5G & NextG Thematic Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		Indxx 5G & NextG Thematic Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Indxx 5G & NextG Thematic Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 1 Year		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 5 Years		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) Since Inception		MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	27.36%	15.09%	10.04%	Feb. 17, 2011	26.73%	14.50%	9.52%	16.14%	11.83%	7.96%	28.74%	[1],[2]	[1],[2]	[1],[2]	15.90%	12.19%	9.32%	16.25%	[3]	12.26%	[3]	8.71%	[3]	45.61%	26.23%	17.67%

[1]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA Smartphone IndexSM to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for the periods prior to May 30, 2019, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the Index, because performance data does not exist for each of the entire periods.
[3]	On December 31, 2020, the Fund’s benchmark changed from the MSCI World Index to the MSCI ACWI Index, because the Advisor believes that the MSCI ACWI Index better reflects the investment strategies of the Fund.